Intangible Asset, Net (Tables)	6 Months Ended
Jun. 30, 2023
Intangible Asset, Net [Abstract]
Schedule of Intangible Asset, Net	Intangible asset, net consists of the following:
	As of December 31, 2022	As of June 30, 2023
		(Unaudited)
	RMB	RMB
Cost:
Land use right	49,292,208	49,292,208
Franchise right	334,865	334,865
Less: Accumulated amortization	(909,941)	(1,402,863)
Intangible asset, net	48,717,132	48,224,210

Schedule of Future Estimated Amortization Expenses	As of June 30, 2023, the future estimated amortization expenses are as below.
As of June 30,	2023
(Unaudited)
RMB
Remaining of 2023	492,922
2024	985,844
2025	985,844
2026	985,844
2027	985,844
Thereafter	43,787,912
Total	48,224,210